Description of Business, Organization, and Basis of Presentation (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Net income	¥ 534,643,942	¥ 860,908,711	¥ 532,672,757
Variable Interest Entites, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	2,939,040,096	4,030,796,059	3,247,097,840
Net income	¥ 663,949,174	¥ 910,293,862	¥ 1,074,500,910